Schedule of Investments (unaudited)
December 31, 2025
iShares® ESG Select Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.5%
AAR Corp.(a)	3,143	$ 260,209
Mercury Systems, Inc.(a)	4,259	310,950
		571,159
Air Freight & Logistics — 0.2%
Forward Air Corp.(a)	1,818	45,450
Hub Group, Inc., Class A	4,878	207,852
		253,302
Automobile Components — 1.6%
Adient PLC(a)	6,378	122,266
American Axle & Manufacturing Holdings, Inc.(a)(b)	9,558	61,267
Dana, Inc.	9,408	223,534
Dorman Products, Inc.(a)	2,239	275,823
Fox Factory Holding Corp.(a)	3,366	57,592
Gentherm, Inc.(a)	2,458	89,398
LCI Industries	1,948	236,370
Patrick Industries, Inc.	2,679	290,484
Phinia, Inc.	3,096	194,088
Standard Motor Products, Inc.	1,683	62,019
XPEL, Inc.(a)	2,029	101,267
		1,714,108
Automobiles — 0.1%
Winnebago Industries, Inc.	2,272	92,061
Banks — 9.4%
Ameris Bancorp	5,147	382,268
Atlantic Union Bankshares Corp.	11,469	404,856
Axos Financial, Inc.(a)	4,558	392,717
Banc of California, Inc.	10,809	208,506
BancFirst Corp.	1,664	176,417
Bancorp, Inc. (The)(a)	3,534	238,616
Bank of Hawaii Corp.	3,202	218,921
BankUnited, Inc.	5,984	266,707
Banner Corp.	2,743	171,876
Capitol Federal Financial, Inc.	9,794	66,697
Cathay General Bancorp	5,475	264,935
Central Pacific Financial Corp.	2,178	67,866
City Holding Co.	1,160	138,272
Community Financial System, Inc.	4,240	243,546
Customers Bancorp, Inc.(a)	2,557	186,968
CVB Financial Corp.	10,356	192,622
Dime Community Bancshares, Inc.	3,287	98,906
Eagle Bancorp, Inc.	2,226	47,681
FB Financial Corp.	3,250	181,350
First BanCorp/Puerto Rico	12,626	261,737
First Bancorp/Southern Pines NC	3,339	169,588
First Commonwealth Financial Corp.	8,328	140,410
First Financial Bancorp	8,325	208,291
First Hawaiian, Inc.	9,963	252,064
Fulton Financial Corp.	14,533	280,923
Hanmi Financial Corp.	2,460	66,494
Heritage Financial Corp.	2,734	64,659
Hilltop Holdings, Inc.	3,456	117,297
Hope Bancorp, Inc.	10,322	113,129
Independent Bank Corp.	3,993	291,808
Lakeland Financial Corp.	2,056	117,315
National Bank Holdings Corp., Class A	3,044	115,702
NBT Bancorp, Inc.	4,213	174,924
Northwest Bancshares, Inc.	11,765	141,180
OFG Bancorp	3,537	144,946
Park National Corp.	1,152	175,311
Security	Shares	Value
Banks (continued)
Pathward Financial, Inc.	1,833	$ 130,143
Preferred Bank	561	52,975
Provident Financial Services, Inc.	10,533	208,027
Renasant Corp.	7,648	269,363
S&T Bancorp, Inc.	3,078	121,119
Seacoast Banking Corp. of Florida	7,801	245,107
ServisFirst Bancshares, Inc.	4,046	290,462
Simmons First National Corp., Class A	11,654	219,678
Southside Bancshares, Inc.	2,276	69,168
Stellar Bancorp, Inc.	3,709	114,756
Tompkins Financial Corp.	1,023	74,188
Triumph Financial, Inc.(a)	1,818	113,861
TrustCo Bank Corp.	1,514	62,574
Trustmark Corp.	4,828	188,051
United Community Banks, Inc.	9,796	305,831
WaFd, Inc.	6,341	203,102
Westamerica BanCorp	2,008	96,043
WSFS Financial Corp.	4,400	243,056
		9,793,009
Beverages — 0.1%
National Beverage Corp.(a)	1,885	60,113
Biotechnology — 4.1%
ACADIA Pharmaceuticals, Inc.(a)	10,081	269,263
ADMA Biologics, Inc.(a)	19,165	349,570
Alkermes PLC(a)	13,296	372,022
Arcus Biosciences, Inc.(a)	6,875	163,831
Arrowhead Pharmaceuticals, Inc.(a)	11,133	739,120
Catalyst Pharmaceuticals, Inc.(a)	9,303	217,132
Dynavax Technologies Corp.(a)	8,037	123,609
Krystal Biotech, Inc.(a)(b)	2,079	512,557
Myriad Genetics, Inc.(a)	7,506	46,162
Protagonist Therapeutics, Inc.(a)	4,732	413,293
Sarepta Therapeutics, Inc.(a)	8,438	181,586
TG Therapeutics, Inc.(a)	10,949	326,390
Veracyte, Inc.(a)	6,365	267,966
Vericel Corp.(a)	4,073	146,669
Vir Biotechnology, Inc.(a)(b)	7,619	45,942
Xencor, Inc.(a)	5,751	88,048
		4,263,160
Broadline Retail — 0.6%
Etsy, Inc.(a)	7,948	440,637
Kohl’s Corp.	9,025	184,200
		624,837
Building Products — 3.1%
American Woodmark Corp.(a)	1,173	63,225
Apogee Enterprises, Inc.	1,733	63,099
Armstrong World Industries, Inc.	3,473	663,690
AZZ, Inc.	2,421	259,483
CSW Industrials, Inc.	1,344	394,504
Gibraltar Industries, Inc.(a)	2,378	117,568
Griffon Corp.	3,150	231,997
Hayward Holdings, Inc.(a)	16,066	248,220
Insteel Industries, Inc.	1,563	49,500
Masterbrand, Inc.(a)(b)	10,209	112,707
Quanex Building Products Corp.	3,673	56,491
Resideo Technologies, Inc.(a)	11,092	389,551
Zurn Elkay Water Solutions Corp.	11,993	557,555
		3,207,590
Capital Markets — 3.3%
Acadian Asset Management, Inc.	2,128	100,016

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® ESG Select Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Artisan Partners Asset Management, Inc., Class A	5,674	$ 231,159
BGC Group, Inc., Class A	28,933	258,372
Cohen & Steers, Inc.	2,218	139,246
Donnelley Financial Solutions, Inc.(a)	2,136	99,730
MarketAxess Holdings, Inc.	704	127,600
Moelis & Co., Class A	5,130	352,636
Piper Sandler Cos.	1,340	455,211
PJT Partners, Inc., Class A	1,957	327,210
StepStone Group, Inc., Class A	5,861	376,100
StoneX Group, Inc.(a)	3,739	355,691
Victory Capital Holdings, Inc., Class A	3,869	244,095
Virtu Financial, Inc., Class A	6,427	214,148
Virtus Investment Partners, Inc.	512	83,533
WisdomTree, Inc.	9,251	112,770
		3,477,517
Chemicals — 2.8%
Balchem Corp.	2,608	399,963
Celanese Corp., Class A	8,818	372,825
Element Solutions, Inc.	18,318	457,767
FMC Corp.	10,059	139,518
Hawkins, Inc.(b)	1,682	238,945
HB Fuller Co.	4,355	258,948
Ingevity Corp.(a)	2,896	171,385
Innospec, Inc.	1,995	152,697
Koppers Holdings, Inc.	1,580	42,787
Minerals Technologies, Inc.	2,507	152,802
Quaker Chemical Corp.	1,103	151,453
Sensient Technologies Corp.	3,421	321,403
Stepan Co.	1,731	81,980
		2,942,473
Commercial Services & Supplies — 2.0%
ABM Industries, Inc.	4,930	208,539
Brady Corp., Class A, NVS	3,507	274,843
Deluxe Corp.	3,624	80,924
Enviri Corp.(a)	6,494	116,372
GEO Group, Inc. (The)(a)	11,009	177,465
Healthcare Services Group, Inc.(a)	5,673	108,468
HNI Corp.	5,545	233,112
Interface, Inc., Class A	4,702	131,280
Liquidity Services, Inc.(a)	1,912	57,953
MillerKnoll, Inc.	5,517	100,851
OPENLANE, Inc.(a)	8,556	254,797
Pitney Bowes, Inc.	8,198	86,653
UniFirst Corp.	1,173	226,272
Vestis Corp.	9,024	60,190
		2,117,719
Communications Equipment — 1.4%
Calix, Inc.(a)(b)	4,857	257,081
Digi International, Inc.(a)	2,989	129,394
Extreme Networks, Inc.(a)	10,767	179,271
Harmonic, Inc.(a)	9,038	89,386
NetScout Systems, Inc.(a)	5,522	149,425
Viasat, Inc.(a)	10,892	375,338
Viavi Solutions, Inc.(a)	17,973	320,279
		1,500,174
Construction & Engineering — 1.3%
Arcosa, Inc.	3,949	419,858
Granite Construction, Inc.	3,515	405,455
Security	Shares	Value
Construction & Engineering (continued)
MYR Group, Inc.(a)	1,249	$ 272,907
WillScot Holdings Corp., Class A	14,651	275,878
		1,374,098
Consumer Finance — 0.8%
Bread Financial Holdings, Inc.	2,460	182,114
Encore Capital Group, Inc.(a)	1,796	97,613
Enova International, Inc.(a)	1,997	313,928
Navient Corp.	5,417	70,421
PRA Group, Inc.(a)	3,142	55,582
PROG Holdings, Inc.	3,184	93,896
World Acceptance Corp.(a)	231	32,430
		845,984
Consumer Staples Distribution & Retail — 0.8%
Andersons, Inc. (The)	2,706	143,878
Chefs’ Warehouse, Inc. (The)(a)	2,915	181,692
Grocery Outlet Holding Corp.(a)(b)	7,903	79,820
PriceSmart, Inc.	2,037	249,879
United Natural Foods, Inc.(a)	4,884	164,444
		819,713
Containers & Packaging — 0.6%
O-I Glass, Inc.(a)	12,369	182,567
Sealed Air Corp.	11,840	490,531
		673,098
Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc.(a)	2,925	302,650
Frontdoor, Inc.(a)	5,806	334,948
Matthews International Corp., Class A	2,479	64,752
Mister Car Wash, Inc.(a)	7,913	43,996
Perdoceo Education Corp.	4,968	145,711
Strategic Education, Inc.	1,872	150,134
Stride, Inc.(a)	3,485	226,281
		1,268,472
Diversified REITs — 0.8%
Alexander & Baldwin, Inc.	5,858	120,909
American Assets Trust, Inc.	3,802	71,972
Armada Hoffler Properties, Inc.	6,454	42,725
Essential Properties Realty Trust, Inc.	15,955	473,225
Global Net Lease, Inc.	15,876	136,534
		845,365
Diversified Telecommunication Services — 0.7%
Cogent Communications Holdings, Inc.	3,822	82,402
Lumen Technologies, Inc.(a)	75,982	590,380
Uniti Group, Inc.(a)	14,436	101,197
		773,979
Electric Utilities — 0.3%
Otter Tail Corp.	3,375	272,734
Electrical Equipment — 0.8%
Powell Industries, Inc.	759	241,954
Sunrun, Inc.(a)	18,685	343,804
Vicor Corp.(a)(b)	1,830	200,568
		786,326
Electronic Equipment, Instruments & Components — 4.4%
Advanced Energy Industries, Inc.	3,039	636,275
Arlo Technologies, Inc.(a)	8,535	119,405
Badger Meter, Inc.	2,373	413,875
Benchmark Electronics, Inc.	2,873	122,849
CTS Corp.	2,339	100,273
ePlus, Inc.	2,109	184,959

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® ESG Select Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Insight Enterprises, Inc.(a)	2,495	$ 203,268
Itron, Inc.(a)	3,688	342,468
Knowles Corp.(a)	6,857	146,945
OSI Systems, Inc.(a)	1,285	327,752
PC Connection, Inc.	914	52,793
Plexus Corp.(a)	2,173	319,431
Rogers Corp.(a)	1,347	123,345
Sanmina Corp.(a)	4,393	659,257
ScanSource, Inc.(a)	1,626	63,512
TTM Technologies, Inc.(a)	8,320	574,080
Vishay Intertechnology, Inc.	9,944	144,089
		4,534,576
Energy Equipment & Services — 1.8%
Archrock, Inc.	14,122	367,454
Atlas Energy Solutions, Inc.	6,190	58,310
Bristow Group, Inc.(a)	2,026	74,192
Cactus, Inc., Class A	5,543	253,204
Core Laboratories, Inc.	3,749	60,097
Helix Energy Solutions Group, Inc.(a)	11,014	69,058
Innovex International, Inc.(a)	3,109	67,994
Liberty Energy, Inc., Class A	13,042	240,755
Noble Corp. PLC	10,105	285,365
Patterson-UTI Energy, Inc.	27,790	169,797
Tidewater, Inc.(a)	3,711	187,443
		1,833,669
Entertainment — 0.5%
Cinemark Holdings, Inc.	8,309	193,101
Madison Square Garden Sports Corp., Class A(a)	1,446	374,008
		567,109
Financial Services — 1.7%
Enact Holdings, Inc.	2,326	92,203
EVERTEC, Inc.	5,152	149,872
HA Sustainable Infrastructure Capital, Inc.	10,153	319,109
Jackson Financial, Inc., Class A	428	45,646
NCR Atleos Corp.(a)	5,952	226,831
NMI Holdings, Inc., Class A(a)	6,190	252,490
Payoneer Global, Inc.(a)	23,723	133,323
Radian Group, Inc.	10,910	392,651
Walker & Dunlop, Inc.	2,743	164,991
		1,777,116
Food Products — 1.0%
Cal-Maine Foods, Inc.	3,671	292,101
Fresh Del Monte Produce, Inc.	2,655	94,598
Freshpet, Inc.(a)	3,930	239,455
J & J Snack Foods Corp.	1,254	113,324
John B Sanfilippo & Son, Inc.	728	51,397
Simply Good Foods Co. (The)(a)	7,398	148,552
Tootsie Roll Industries, Inc.	1,583	57,985
TreeHouse Foods, Inc.(a)	3,579	84,429
		1,081,841
Gas Utilities — 0.4%
Chesapeake Utilities Corp.	1,904	237,543
Northwest Natural Holding Co.	3,343	156,252
		393,795
Ground Transportation — 0.7%
ArcBest Corp.	1,813	134,507
Heartland Express, Inc.	3,680	33,230
Hertz Global Holdings, Inc.(a)(b)	10,036	51,585
Marten Transport Ltd.	4,661	53,042
RXO, Inc.(a)	13,215	167,038
Security	Shares	Value
Ground Transportation (continued)
Schneider National, Inc., Class B	4,012	$ 106,438
Werner Enterprises, Inc.	4,818	144,588
		690,428
Health Care Equipment & Supplies — 3.7%
Artivion, Inc.(a)	3,357	153,113
Avanos Medical, Inc.(a)	3,738	41,978
CONMED Corp.	2,494	101,256
Embecta Corp.	4,710	55,955
Enovis Corp.(a)(b)	4,605	122,677
Glaukos Corp.(a)	4,625	522,209
ICU Medical, Inc.(a)	1,987	283,485
Inspire Medical Systems, Inc.(a)	2,130	196,450
Integer Holdings Corp.(a)	2,821	221,251
Integra LifeSciences Holdings Corp.(a)	5,394	66,993
LeMaitre Vascular, Inc.	1,681	136,329
Merit Medical Systems, Inc.(a)	4,775	420,869
Neogen Corp.(a)	17,498	122,311
Omnicell, Inc.(a)	3,613	163,669
QuidelOrtho Corp.(a)	5,470	156,223
STAAR Surgical Co.(a)	4,005	92,475
Tandem Diabetes Care, Inc.(a)	5,460	120,011
Teleflex, Inc.	3,558	434,218
TransMedics Group, Inc.(a)	2,752	334,781
UFP Technologies, Inc.(a)	621	137,881
		3,884,134
Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.(a)	7,429	105,418
AdaptHealth Corp.(a)	8,642	86,074
Addus HomeCare Corp.(a)	1,469	157,756
AMN Healthcare Services, Inc.(a)	3,093	48,746
Astrana Health, Inc.(a)	3,474	86,190
CorVel Corp.(a)	2,518	170,393
National HealthCare Corp.	1,000	137,090
NeoGenomics, Inc.(a)(b)	10,419	122,527
Pediatrix Medical Group, Inc.(a)	6,779	145,003
Privia Health Group, Inc.(a)	9,310	220,740
Progyny, Inc.(a)	6,456	165,790
RadNet, Inc.(a)	5,591	398,918
Select Medical Holdings Corp.	8,874	131,779
U.S. Physical Therapy, Inc.	1,224	95,582
		2,072,006
Health Care REITs — 1.0%
CareTrust REIT, Inc.	17,981	650,193
LTC Properties, Inc.	3,845	132,191
Medical Properties Trust, Inc.	39,717	198,585
Universal Health Realty Income Trust	1,028	40,308
		1,021,277
Health Care Technology — 0.2%
Certara, Inc.(a)(b)	9,619	84,743
HealthStream, Inc.	1,911	44,087
Schrodinger, Inc.(a)	4,519	80,800
		209,630
Hotel & Resort REITs — 1.2%
Apple Hospitality REIT, Inc.	17,716	209,935
DiamondRock Hospitality Co.	16,403	146,971
Pebblebrook Hotel Trust	9,147	103,544
Ryman Hospitality Properties, Inc.	5,073	480,007
Summit Hotel Properties, Inc.	8,528	41,531

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® ESG Select Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotel & Resort REITs (continued)
Sunstone Hotel Investors, Inc.	15,292	$ 136,710
Xenia Hotels & Resorts, Inc.	7,634	107,945
		1,226,643
Hotels, Restaurants & Leisure — 2.5%
BJ’s Restaurants, Inc.(a)	1,702	67,059
Bloomin’ Brands, Inc.	6,176	38,106
Brinker International, Inc.(a)	3,578	513,515
Caesars Entertainment, Inc.(a)	16,436	384,438
Cheesecake Factory, Inc. (The)	3,693	186,423
Cracker Barrel Old Country Store, Inc.(b)	1,793	45,542
Dave & Buster’s Entertainment, Inc.(a)	2,178	35,305
Golden Entertainment, Inc.	1,581	42,987
Monarch Casino & Resort, Inc.	1,000	95,700
Papa John’s International, Inc.	2,640	101,614
Penn Entertainment, Inc.(a)	10,287	151,733
Pursuit Attractions & Hospitality, Inc.(a)	1,731	58,300
Red Rock Resorts, Inc., Class A	3,908	242,101
Sabre Corp.(a)(b)	31,798	43,245
Shake Shack, Inc., Class A(a)	3,242	263,153
Six Flags Entertainment Corp.(a)	8,171	125,343
United Parks & Resorts, Inc.(a)(b)	2,196	79,715
Wendy’s Co. (The)	12,721	105,966
		2,580,245
Household Durables — 2.9%
Cavco Industries, Inc.(a)	628	370,985
Century Communities, Inc.	2,059	122,202
Champion Homes, Inc.(a)	4,498	380,081
Dream Finders Homes, Inc., Class A(a)	2,313	39,552
Ethan Allen Interiors, Inc.	1,865	42,597
Green Brick Partners, Inc.(a)	2,456	153,893
Installed Building Products, Inc.	1,824	473,127
La-Z-Boy, Inc.	3,318	123,662
Leggett & Platt, Inc.	10,906	119,966
LGI Homes, Inc.(a)	1,636	70,283
M/I Homes, Inc.(a)	2,106	269,463
Meritage Homes Corp.	5,669	373,020
Newell Brands, Inc.	33,756	125,572
Sonos, Inc.(a)	9,733	170,911
Tri Pointe Homes, Inc.(a)	6,922	217,835
		3,053,149
Household Products — 0.5%
Central Garden & Pet Co.(a)	653	20,994
Central Garden & Pet Co., Class A, NVS(a)	4,156	121,313
Energizer Holdings, Inc.	4,892	97,302
Reynolds Consumer Products, Inc.	4,403	100,917
WD-40 Co.	1,090	214,621
		555,147
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc., Class A	2,787	87,567
Clearway Energy, Inc., Class C	6,833	227,266
		314,833
Industrial REITs — 0.8%
Innovative Industrial Properties, Inc.	2,257	106,892
LXP Industrial Trust	4,764	236,199
Terreno Realty Corp.	8,326	488,819
		831,910
Insurance — 2.7%
AMERISAFE, Inc.	1,523	58,498
Assured Guaranty Ltd.	3,489	313,556
Employers Holdings, Inc.	1,826	78,828
Security	Shares	Value
Insurance (continued)
Genworth Financial, Inc., Class A(a)	32,798	$ 296,166
Goosehead Insurance, Inc., Class A	2,006	147,742
HCI Group, Inc.	865	165,812
Horace Mann Educators Corp.	3,288	151,840
Lincoln National Corp.	9,926	442,005
Mercury General Corp.	2,141	201,383
Palomar Holdings, Inc.(a)	2,134	287,578
ProAssurance Corp.(a)	4,140	100,022
Safety Insurance Group, Inc.	1,200	93,492
SiriusPoint Ltd.(a)	6,838	149,684
Stewart Information Services Corp.	2,257	158,577
Trupanion, Inc.(a)	2,714	101,422
United Fire Group, Inc.	1,767	64,231
		2,810,836
Interactive Media & Services — 1.0%
Angi, Inc., Class A(a)(b)	2,884	37,290
Cargurus, Inc., Class A(a)	6,541	250,847
Cars.com, Inc.(a)	4,480	54,656
IAC, Inc.(a)	5,250	205,275
QuinStreet, Inc.(a)	4,570	65,671
Shutterstock, Inc.	2,000	38,200
TripAdvisor, Inc.(a)	9,414	137,068
Yelp, Inc.(a)	4,704	142,955
Ziff Davis, Inc.(a)(b)	3,181	111,812
		1,043,774
IT Services — 0.5%
DigitalOcean Holdings, Inc.(a)	5,525	265,863
DXC Technology Co.(a)	14,022	205,422
Grid Dynamics Holdings, Inc., Class A(a)	5,326	48,094
		519,379
Leisure Products — 0.3%
Acushnet Holdings Corp.	2,220	177,200
Topgolf Callaway Brands Corp.(a)	11,253	131,323
		308,523
Life Sciences Tools & Services — 0.3%
Azenta, Inc.(a)	3,285	109,259
BioLife Solutions, Inc.(a)	3,141	75,949
Cytek Biosciences, Inc.(a)	8,855	44,718
Fortrea Holdings, Inc.(a)	7,440	128,340
OmniAb, Inc., 12.50 Earnout Shares(a)(c)	262	—
OmniAb, Inc., 15.00 Earnout Shares(a)(c)	262	—
		358,266
Machinery — 4.8%
Alamo Group, Inc.	868	145,711
Astec Industries, Inc.	1,842	79,795
Enerpac Tool Group Corp., Class A	4,266	163,132
Enpro, Inc.(b)	1,696	363,165
ESCO Technologies, Inc.	2,080	406,411
Federal Signal Corp.	4,897	531,765
Franklin Electric Co., Inc.	3,082	294,424
Gates Industrial Corp. PLC(a)	20,798	446,533
Greenbrier Cos., Inc. (The)	2,493	116,523
Hillenbrand, Inc.	5,676	180,043
JBT Marel Corp.	4,185	630,554
Kadant, Inc.	949	270,484
Kennametal, Inc.	6,127	174,068
Lindsay Corp.	870	102,547
Mueller Water Products, Inc., Class A	12,588	299,846
Proto Labs, Inc.(a)	1,907	96,475
Standex International Corp.	976	212,065

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® ESG Select Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Tennant Co.	1,459	$ 107,528
Titan International, Inc.(a)	3,862	30,240
Trinity Industries, Inc.	6,456	170,697
Worthington Enterprises, Inc.	2,520	129,956
		4,951,962
Marine Transportation — 0.3%
Matson, Inc.	2,511	310,234
Media — 0.6%
Cable One, Inc.	372	41,980
DoubleVerify Holdings, Inc.(a)	10,767	123,175
John Wiley & Sons, Inc., Class A	3,292	100,834
Scholastic Corp., NVS	1,821	53,956
TEGNA, Inc.	12,969	251,728
		571,673
Metals & Mining — 0.6%
Century Aluminum Co.(a)	4,285	167,886
Kaiser Aluminum Corp.	1,293	148,514
Materion Corp.	1,670	207,614
Metallus, Inc.(a)	2,884	49,490
SunCoke Energy, Inc.	6,818	49,090
		622,594
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Adamas Trust, Inc.	6,763	49,370
Apollo Commercial Real Estate Finance, Inc.	10,517	101,805
Arbor Realty Trust, Inc.	14,947	115,989
ARMOUR Residential REIT, Inc.	9,010	159,387
Blackstone Mortgage Trust, Inc., Class A	12,696	242,874
Ellington Financial, Inc.	8,642	117,358
Franklin BSP Realty Trust, Inc.	6,571	65,907
KKR Real Estate Finance Trust, Inc.	4,377	35,979
PennyMac Mortgage Investment Trust	7,007	87,938
Redwood Trust, Inc.	10,201	56,412
Two Harbors Investment Corp.	8,387	88,063
		1,121,082
Multi-Utilities — 0.3%
Avista Corp.	6,552	252,514
Unitil Corp.	1,443	69,899
		322,413
Office REITs — 0.8%
Brandywine Realty Trust	13,987	40,842
Douglas Emmett, Inc.	13,188	144,936
Easterly Government Properties, Inc.	3,524	74,674
Highwoods Properties, Inc.	8,849	228,481
JBG SMITH Properties	4,818	81,954
SL Green Realty Corp.	5,719	262,331
		833,218
Oil, Gas & Consumable Fuels — 0.6%
CVR Energy, Inc.(a)	2,428	61,768
Dorian LPG Ltd.	2,966	72,192
International Seaways, Inc.	3,261	158,322
Par Pacific Holdings, Inc.(a)	4,049	142,282
REX American Resources Corp.(a)	2,289	73,980
World Kinect Corp.	4,474	104,826
		613,370
Paper & Forest Products — 0.1%
Sylvamo Corp.	2,668	128,464
Passenger Airlines — 0.6%
Allegiant Travel Co.(a)	1,084	92,433
Security	Shares	Value
Passenger Airlines (continued)
JetBlue Airways Corp.(a)	23,430	$ 106,606
SkyWest, Inc.(a)	3,229	324,224
Sun Country Airlines Holdings, Inc.(a)	4,244	61,071
		584,334
Personal Care Products — 0.2%
Edgewell Personal Care Co.	3,742	63,801
Interparfums, Inc.	1,472	124,870
		188,671
Pharmaceuticals — 1.8%
Amphastar Pharmaceuticals, Inc.(a)	2,849	76,296
ANI Pharmaceuticals, Inc.(a)	1,453	114,700
Collegium Pharmaceutical, Inc.(a)	2,545	117,833
Corcept Therapeutics, Inc.(a)	7,538	262,322
Harmony Biosciences Holdings, Inc.(a)	3,200	119,744
Innoviva, Inc.(a)	5,719	114,323
Ligand Pharmaceuticals, Inc.(a)	1,585	299,676
Organon & Co.	20,935	150,104
Pacira BioSciences, Inc.(a)	3,464	89,648
Phibro Animal Health Corp., Class A	1,646	61,495
Prestige Consumer Healthcare, Inc.(a)	3,872	238,864
Supernus Pharmaceuticals, Inc.(a)	4,617	229,465
		1,874,470
Professional Services — 1.0%
CSG Systems International, Inc.	2,187	167,721
Korn Ferry	4,219	278,538
ManpowerGroup, Inc.	3,728	110,834
Robert Half, Inc.	8,015	217,687
Verra Mobility Corp., Class A(a)	12,849	287,946
		1,062,726
Real Estate Management & Development — 0.6%
Cushman & Wakefield Ltd.(a)	11,824	191,431
eXp World Holdings, Inc.	7,290	65,974
Kennedy-Wilson Holdings, Inc.	9,661	93,422
Marcus & Millichap, Inc.	1,942	52,997
St. Joe Co. (The)	3,209	190,518
		594,342
Residential REITs — 0.4%
Centerspace	1,345	89,738
Elme Communities	7,244	126,046
NexPoint Residential Trust, Inc.	1,756	52,856
Veris Residential, Inc.	6,541	97,330
		365,970
Retail REITs — 1.8%
Acadia Realty Trust	10,552	216,738
Curbline Properties Corp.	7,806	181,177
Getty Realty Corp.	4,365	119,470
Macerich Co. (The)	20,624	380,719
Phillips Edison & Co., Inc.	10,130	360,324
Saul Centers, Inc.	1,003	31,625
Tanger, Inc.	9,269	309,307
Urban Edge Properties	10,134	194,471
Whitestone REIT	3,615	50,212
		1,844,043
Semiconductors & Semiconductor Equipment — 4.3%
ACM Research, Inc., Class A(a)	4,289	169,201
Alpha & Omega Semiconductor Ltd.(a)	2,009	39,798
Axcelis Technologies, Inc.(a)(b)	2,496	200,529
Cohu, Inc.(a)	3,760	87,495
Diodes, Inc.(a)	3,735	184,285

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® ESG Select Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Enphase Energy, Inc.(a)(b)	10,538	$ 337,743
FormFactor, Inc.(a)	6,242	348,179
Ichor Holdings Ltd.(a)	2,768	51,014
Impinj, Inc.(a)	2,164	376,558
Kulicke & Soffa Industries, Inc.	4,199	191,306
MaxLinear, Inc.(a)	6,614	115,282
PDF Solutions, Inc.(a)	2,577	73,522
Penguin Solutions, Inc.(a)	3,873	75,756
Photronics, Inc.(a)	4,751	152,032
Qorvo, Inc.(a)	6,771	572,217
Semtech Corp.(a)	6,987	514,872
SiTime Corp.(a)	1,766	623,733
SolarEdge Technologies, Inc.(a)	4,816	138,942
Ultra Clean Holdings, Inc.(a)	3,654	92,556
Veeco Instruments, Inc.(a)	4,844	138,441
		4,483,461
Software — 4.1%
A10 Networks, Inc.	5,776	102,177
ACI Worldwide, Inc.(a)	8,302	396,919
Adeia, Inc.	8,818	152,111
Agilysys, Inc.(a)(b)	2,043	242,790
Alarm.com Holdings, Inc.(a)	4,017	204,947
BlackLine, Inc.(a)	4,024	222,487
Box, Inc., Class A(a)	11,667	348,960
Clear Secure, Inc., Class A	7,139	250,436
InterDigital, Inc.	2,073	660,002
LiveRamp Holdings, Inc.(a)	5,125	150,521
MARA Holdings, Inc.(a)(b)	30,453	273,468
N-able, Inc.(a)	6,002	44,895
NCR Voyix Corp.(a)	11,152	113,750
Progress Software Corp.(a)	3,455	148,427
Q2 Holdings, Inc.(a)	5,035	363,326
Sprinklr, Inc., Class A(a)	9,748	75,839
SPS Commerce, Inc.(a)	3,036	270,599
Teradata Corp.(a)	7,505	228,452
		4,250,106
Specialized REITs — 0.5%
Four Corners Property Trust, Inc.	8,543	197,001
Outfront Media, Inc.	11,716	282,356
Safehold, Inc.	3,698	50,626
		529,983
Specialty Retail — 3.7%
Advance Auto Parts, Inc.	4,833	189,937
American Eagle Outfitters, Inc.	12,681	334,398
Asbury Automotive Group, Inc.(a)	1,565	363,909
Boot Barn Holdings, Inc.(a)	2,455	433,234
Buckle, Inc. (The)	2,425	129,543
CarMax, Inc.(a)	11,825	456,918
Group 1 Automotive, Inc.	996	391,727
Guess?, Inc.	2,472	41,406
MarineMax, Inc.(a)	1,521	36,854
Monro, Inc.	2,467	49,439
National Vision Holdings, Inc.(a)	6,387	164,912
Sally Beauty Holdings, Inc.(a)	7,851	111,955
Signet Jewelers Ltd.	3,298	273,338
Sonic Automotive, Inc., Class A	1,195	73,923
Upbound Group, Inc.	4,196	73,682
Security	Shares	Value
Specialty Retail (continued)
Urban Outfitters, Inc.(a)	4,334	$ 326,177
Victoria’s Secret & Co.(a)	6,455	349,667
		3,801,019
Technology Hardware, Storage & Peripherals — 0.0%
Corsair Gaming, Inc.(a)	3,920	23,285
Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc.	2,935	95,182
G-III Apparel Group Ltd.	2,991	86,619
Kontoor Brands, Inc.	4,119	251,630
Oxford Industries, Inc.	1,125	38,475
Steven Madden Ltd.	5,851	243,636
Wolverine World Wide, Inc.	6,600	119,790
		835,332
Trading Companies & Distributors — 1.3%
Air Lease Corp., Class A	8,459	543,322
Boise Cascade Co.	2,983	219,549
DNOW, Inc.(a)	14,950	198,087
DXP Enterprises, Inc.(a)	1,023	112,315
Rush Enterprises, Inc., Class A	4,883	263,389
		1,336,662
Water Utilities — 0.6%
American States Water Co.	3,117	225,920
California Water Service Group	4,798	207,898
H2O America	2,681	131,342
Middlesex Water Co.	1,493	75,277
		640,437
Wireless Telecommunication Services — 0.4%
Gogo, Inc.(a)	6,324	29,470
Shenandoah Telecommunications Co.	3,669	42,413
Telephone & Data Systems, Inc.	7,913	324,433
		396,316
Total Long-Term Investments — 98.2% (Cost: $91,561,348)		102,231,444
Short-Term Securities
Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(d)(e)(f)	3,489,802	3,491,547
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(d)(e)	1,681,553	1,681,553
Total Short-Term Securities — 5.0% (Cost: $5,172,241)		5,173,100
Total Investments — 103.2% (Cost: $96,733,589)		107,404,544
Liabilities in Excess of Other Assets — (3.2)%		(3,321,018)
Net Assets — 100.0%		$ 104,083,526

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® ESG Select Screened S&P Small-Cap ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 5,433,821	$ —	$ (1,942,303)(a)	$ (128)	$ 157	$ 3,491,547	3,489,802	$ 10,209 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	2,623,639	—	(942,086)(a)	—	—	1,681,553	1,681,553	36,485	—
				$ (128)	$ 157	$ 5,173,100		$ 46,694	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	15	03/20/26	$ 187	$ (2,356)
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Arbor Realty Trust, Inc.	Goldman Sachs Bank USA	USD	9,637	08/19/26	(2.25)%	1D FEDL01	Monthly	$ (713)
BankUnited, Inc.	Goldman Sachs Bank USA		2,890	08/18/26	0.40%	1D FEDL01	Monthly	(82)
Bread Financial Holdings, Inc.	Goldman Sachs Bank USA		43,420	08/19/26	0.40%	1D FEDL01	Monthly	(187)
Bread Financial Holdings, Inc.	HSBC Bank PLC		46,566	02/09/28	0.40%	1D OBFR01	Monthly	1,035
Bread Financial Holdings, Inc.	JPMorgan Chase Bank N.A.		4,707	02/09/26	0.40%	1D OBFR01	Monthly	105
Central Pacific Financial Corp.	Goldman Sachs Bank USA		619	08/18/26	0.40%	1D FEDL01	Monthly	(27)
Douglas Emmett, Inc.	Goldman Sachs Bank USA		6,675	08/18/26	0.40%	1D FEDL01	Monthly	(389)
Employers Holdings, Inc.	Goldman Sachs Bank USA		720	08/18/26	0.40%	1D FEDL01	Monthly	14
Genworth Financial, Inc.	Merrill Lynch International		162	02/15/28	0.40%	1D OBFR01	Monthly	1
Hanmi Financial Corp.	Goldman Sachs Bank USA		580	08/18/26	0.40%	1D FEDL01	Monthly	(40)
Jackson Financial, Inc., Class A	Goldman Sachs Bank USA		86,863	08/19/26	0.40%	1D FEDL01	Monthly	376
Jackson Financial, Inc., Class A	HSBC Bank PLC		67,232	02/09/28	0.40%	1D OBFR01	Monthly	5,504
Jackson Financial, Inc., Class A	JPMorgan Chase Bank N.A.		349,170	02/09/26	0.40%	1D OBFR01	Monthly	28,584
JBG SMITH Properties	Goldman Sachs Bank USA		925	08/18/26	0.40%	1D FEDL01	Monthly	(24)
Lincoln National Corp.	Goldman Sachs Bank USA		79,552	08/18/26	0.40%	1D FEDL01	Monthly	(1,179)
Lincoln National Corp.	HSBC Bank PLC		83,057	02/09/28	0.40%	1D OBFR01	Monthly	2,975
Lincoln National Corp.	JPMorgan Chase Bank N.A.		602	02/09/26	0.40%	1D OBFR01	Monthly	22
MarketAxess Holdings, Inc.	JPMorgan Chase Bank N.A.		408,876	02/09/26	0.40%	1D OBFR01	Monthly	5,643
Moelis & Co., Class A	Goldman Sachs Bank USA		23,738	08/18/26	0.40%	1D FEDL01	Monthly	(229)
Moelis & Co., Class A	HSBC Bank PLC		32,675	02/09/28	0.40%	1D OBFR01	Monthly	527
Pitney Bowes, Inc.	Goldman Sachs Bank USA		11,651	08/19/26	0.40%	1D FEDL01	Monthly	494
Pitney Bowes, Inc.	HSBC Bank PLC		27,729	02/09/28	0.40%	1D OBFR01	Monthly	2,057
Preferred Bank	Goldman Sachs Bank USA		22,669	08/19/26	0.40%	1D FEDL01	Monthly	(1,422)
Preferred Bank	HSBC Bank PLC		11,557	02/09/28	0.40%	1D OBFR01	Monthly	(37)
Preferred Bank	JPMorgan Chase Bank N.A.		2,273	02/09/26	0.40%	1D OBFR01	Monthly	(7)
SiriusPoint Ltd.	HSBC Bank PLC		33,511	02/09/28	0.40%	1D OBFR01	Monthly	419
SiriusPoint Ltd.	JPMorgan Chase Bank N.A.		476	02/09/26	0.40%	1D OBFR01	Monthly	6

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® ESG Select Screened S&P Small-Cap ETF
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
United Community Banks, Inc.	Goldman Sachs Bank USA	USD	452	08/18/26	0.40%	1D FEDL01	Monthly	$ (15)
Western Union Co. (The)	JPMorgan Chase Bank N.A.		244,590	02/09/26	0.40%	1D OBFR01	Monthly	(6,458)
Total long positions of equity swaps								36,953
Net dividends and financing fees								(3,171)
Total equity swap contracts including dividends and financing fees								$ 33,782

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 102,231,444	$ —	$ —	$ 102,231,444
Short-Term Securities
Money Market Funds	5,173,100	—	—	5,173,100
	$ 107,404,544	$ —	$ —	$ 107,404,544
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 47,762	$ —	$ 47,762
Liabilities
Equity Contracts	(2,356)	(13,980)	—	(16,336)
	$ (2,356)	$ 33,782	$ —	$ 31,426

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
USD	United States Dollar

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® ESG Select Screened S&P Small-Cap ETF

Portfolio Abbreviation
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust